Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 14, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 14, 2011
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFSX
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFDX
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFGX
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFPX
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFLX
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRSX
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRVX
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRGX
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRDX
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRLX
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTVIX
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTAOX
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTANX
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPEX
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSEX
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTEEX
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTADX
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTVPX
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSNX
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPDX
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTASX
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTAPX
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSGX
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPFX
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSLX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBVX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBAPX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBGX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBLX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBFX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGVX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGPX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGGX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGLX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGFX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIVX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIPX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIGX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFILX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIFX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWSX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWPX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGVX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGPX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGGX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCNSX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBPX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSSX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBLX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBFX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLAIX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSNX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSMX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSPX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSSX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZASX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTENX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTERX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEFX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTESX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYASX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDNX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDMX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDPX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDSX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXASX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCNX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCMX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCPX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCSX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWASX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBNX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBMX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBPX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBSX
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVASX
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTANX
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAMX
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAPX
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTASX

Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund
PRINCIPAL LIFETIME 2055 FUND
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2055 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund
PRINCIPAL LIFETIME 2045 FUND
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2045 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund
PRINCIPAL LIFETIME 2035 FUND
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2035 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund
PRINCIPAL LIFETIME 2025 FUND
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2025 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund
PRINCIPAL LIFETIME 2015 FUND
                        Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2015 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
                        Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund
PRINCIPAL LIFETIME 2050 FUND
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2050 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund
PRINCIPAL LIFETIME 2040 FUND
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2040 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund
PRINCIPAL LIFETIME 2030
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2030
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund
PRINCIPAL LIFETIME 2020 FUND
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2020 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund
PRINCIPAL LIFETIME 2010 FUND
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2010 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
  to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
                           for Principal Funds, Inc.
                              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 111)
PRINCIPAL LIFETIME 2010 FUND (page 116)
PRINCIPAL LIFETIME 2015 FUND (page 121)
PRINCIPAL LIFETIME 2020 FUND (page 126)
PRINCIPAL LIFETIME 2025 FUND (page 131)
PRINCIPAL LIFETIME 2030 FUND (page 136)
PRINCIPAL LIFETIME 2035 FUND (page 141)
PRINCIPAL LIFETIME 2040 FUND (page 146)
PRINCIPAL LIFETIME 2045 FUND (page 151)
PRINCIPAL LIFETIME 2050 FUND (page 156)
PRINCIPAL LIFETIME 2055 FUND (page 161)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 166)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 171)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 176)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 181)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 186)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.